                   AIM OPPORTUNITIES I FUND - CLASS A, B AND C

   Supplement dated August 11, 2004 to the Prospectus dated February 27, 2004, as supplemented February 27, 2004, May 18, 2004 and July 16, 2004


On or about November 30, 2004, the following changes will become effective:

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

    "The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

        Included within the fund's investments will be securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve:

    - a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;

    - changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry;

    - new or changed management, or material changes in management policies or corporate structure;

    - significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or

    - other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

        The fund focuses its investments in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Russell 2000(R) Index. The Russell 2000(R) Index is an unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on the total market capitalization. The Russell 2000(R) Index is widely regarded as representative of small-cap stocks. The fund may also invest in securities of companies with market capitalizations above the range of market capitalizations of companies included in the Russell 2000(R) Index. The fund may also invest up to 25% of its total assets in foreign securities. For risk management or cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

        The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell
    (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the fund to own the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options for hedging purposes, i.e., to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may deposit with the broker, or segregate, up to 25% of its net assets in connection with short sales. The fund may also borrow money to purchase securities, a practice known as "leveraging".

        The portfolio managers focus on companies that they believe trade below their intrinsic value, based on standard industry measurements and other subjective measurements considered appropriate by the portfolio managers from time to time.

        The portfolio managers may invest in securities that may increase in value as the result of a catalyst such as a new product launch, a restructuring, a management change, or a divestiture of a portion of a company. The portfolio managers may sell the security once they believe that the catalyst has caused the intrinsic value of the security to be realized or they believe that the company may not realize its full market value in the form of increased equity values.

        The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical companies, (2) established companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this market value in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories. The portfolio managers may sell securities short for various reasons, including the reasons listed above for selling securities in the fund's portfolio.

        The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

        In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

        A larger position in cash or cash equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

        The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay."

The following paragraph is added as the next to the last paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the
Prospectus:

        "To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective."

The following replaces in its entirety the information appearing under the heading "PERFORMANCE TABLE" on page 4 of the Prospectus:

    "The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended                                                                                 SINCE           INCEPTION
December 31, 2003)                                                    1 YEAR         5 YEARS         INCEPTION           DATE
------------------------------------------------------------       ------------    ------------     ------------     ------------
Class A                                                                                                                  06/29/98
 Return Before Taxes                                                      31.60%          15.26%           17.14%
 Return After Taxes on Distributions                                      31.60           11.51            13.67
 Return After Taxes on Distributions and Sale of Fund Shares              20.54           11.27            13.18
Class B                                                                                                                  07/13/98
 Return Before Taxes                                                      33.41           15.51            17.39
Class C                                                                                                                  12/30/98
 Return Before Taxes                                                      37.34           15.75            16.28
                                                                   ------------    ------------     ------------     ------------
Standard & Poor's 500 Index(1)                                            28.67           (0.57)            1.09(5)      06/30/98(5)
Russell 2000(R) Index(2)                                                  47.25            7.13             5.04(5)      06/30/98(5)
Lipper Small-Cap Value Fund Index(3)                                      47.53           12.68             9.25(5)      06/30/98(5)
Lipper Small-Cap Growth Fund Index(4)                                     44.77            6.16             4.44(5)      06/30/98(5)

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

    (1) The Standard & Poor's 500 Index measures performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 2000(R) Index because the Standards & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund will continue to include the Russell 2000(R) Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Small-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.

    (2) The Russell 2000(R) Index is an unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on the total market capitalization. The Russell 2000(R) Index is widely regarded as representative of small-cap stocks.

    (3) The Lipper Small-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small Cap Value category. These funds typically invest in stocks with market capitalizations below $1 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P SmallCap 600 Index. In conjunction with the November 30, 2004 transfer of management to the current team and the corresponding change in the fund's investment style, the fund has elected to use the Lipper Small-Cap Value Fund Index to represent its peer group rather than the Lipper Small-Cap Growth Fund Index. The Lipper Small-Cap Value Fund Index more closely reflects the performance of the types of securities in which the fund invests.

    (4) The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Growth category. These funds typically invest in stocks with market capitalizations below $1 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the Standard & Poor's SmallCap 600 Index.

    (5) The average annual total return given is since the month end closest to the inception date of the fund class with the longest performance history."

The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 6 of the Prospectus:

    "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are:

    Roger J. Mortimer (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

    Glen Hilton, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2002. From 2001 to 2002, he was a portfolio manager and senior analyst for Montgomery Asset Management, and from 1997 to 2001 he was an analyst for the same company.

        More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

                  AIM OPPORTUNITIES II FUND - CLASS A, B AND C

  Supplement dated August 11, 2004 to the Prospectus dated February 27, 2004, as supplemented February 27, 2004,
                         May 18, 2004 and July 16, 2004


On or about November 30, 2004, the following changes will become effective:


The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

      "The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

         Included within the fund's investments will be securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve:

      - a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;

      - changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry;

      - new or changed management, or material changes in management policies or corporate structure;

      - significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or

      - other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

         The fund focuses its investments in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Standard & Poor's MidCap 400 Index. The Standard & Poor's MidCap 400 Index is an unmanaged index of common stocks that measures the performance of the mid-size company segment of the U.S. market and is a benchmark of midcap stock price movement in the U.S. The fund may also invest in securities of companies with market capitalizations below and above the range of market capitalizations of companies included in the Standard & Poor's MidCap 400 Index. The fund may also invest up to 25% of its total assets in foreign securities. For risk management or cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

         The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell
      (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the fund to own the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options for hedging purposes, i.e., to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may deposit with the broker, or segregate, up to 25% of its net assets in connection with short sales. The fund may also borrow money to purchase securities, a practice known as "leveraging".

         The portfolio managers focus on companies that they believe trade below their intrinsic value, based on standard industry measurements and other subjective measurements considered appropriate by the portfolio managers from time to time.

         The portfolio managers may invest in securities that may increase in value as the result of a catalyst such as a new product launch, a restructuring, a management change, or a divestiture of a portion of a company. The portfolio managers may sell the security once they believe that the catalyst has caused the intrinsic value of the security to be realized or they believe that the company may not realize its full market value in the form of increased equity values.

         The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical companies, (2) established companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this market value in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories. The portfolio managers may sell securities short for various reasons, including the reasons listed above for selling securities in the fund's portfolio.

         The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

         A larger position in cash or cash equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

         The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay."


The following paragraph is added as the next to the last paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the
Prospectus:

         "To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective."


The following replaces in its entirety the information appearing under the heading "PERFORMANCE TABLE(1)" on page 4 of the Prospectus:

      "The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------
(for the periods ended                                                                           SINCE       INCEPTION
December 31, 2003)                                               1 YEAR        5 YEARS         INCEPTION        DATE
------------------------------------------------------------------------------------------------------------------------
Class A                                                                                                      12/30/98
 Return Before Taxes                                              22.46%         13.61%         13.60%
 Return After Taxes on Distributions                              22.46          12.74          12.73
 Return After Taxes on Distributions and Sale of Fund Shares      14.60          11.38          11.38
Class B                                                                                                      11/12/99
 Return Before Taxes                                              23.70           --            (0.81)
Class C                                                                                                      11/12/99
 Return Before Taxes                                              27.70           --            (0.32)
------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index(2)                                    28.67          (0.57)         (0.57)(6)    12/31/98(6)
Standard & Poor's MidCap 400 Index(3)                             35.62           9.21           9.21(6)     12/31/98(6)
Lipper Mid-Cap Value Fund Index(4)                                39.08           9.42           9.42(6)     12/31/98(6)
Lipper Mid-Cap Growth Fund Index(5)                               35.42           2.18           2.18(6)     12/31/98(6)
------------------------------------------------------------------------------------------------------------------------

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

   (1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.

   (2) The Standard & Poor's 500 Index measures performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Standard & Poor's MidCap 400 Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund will continue to include the Standard & Poor's MidCap 400 Index, which the fund believes more closely reflects the performance of the securities in which the find invests. In addition, the Lipper Mid-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.

   (3) The Standard & Poor's MidCap 400 Index is an unmanaged index of common stocks that measures the performance of the mid-size company segment of the U.S. market and is a benchmark of midcap stock price movement in the U.S.

   (4) The Lipper Mid-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Value category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P MidCap 400 Index. In conjunction with the November 30, 2004 transfer of management to the current team and the corresponding change in the fund's investment style, the fund has elected to use the Lipper Mid-Cap Value Fund Index to represent its peer group rather than the Lipper Mid-Cap Growth Fund Index. The Lipper Mid-Cap Value Fund Index more closely reflects the performance of the types of securities in which the fund invests.

   (5) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.

   (6) The average annual total return given is since the month end closest to the inception date of the fund class with the longest performance history."

The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 6 of the Prospectus:

   "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are:

   Roger J. Mortimer (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

   Glen Hilton, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2002. From 2001 to 2002, he was a portfolio manager and senior analyst for Montgomery Asset Management, and from 1997 to 2001 he was an analyst for the same company.

     More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

                  AIM OPPORTUNITIES III FUND - CLASS A, B AND C

   Supplement dated August 11, 2004 to the Prospectus dated February 27, 2004, as supplemented February 27, 2004, May 18, 2004 and July 16, 2004


On or about November 30, 2004, the following changes will become effective:


The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

     "The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

         Included within the fund's investments will be securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve:

     - a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;

     - changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry;

     - new or changed management, or material changes in management policies or corporate structure;

     - significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or

     - other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

          The fund focuses its investments in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Standard & Poor's 500 Index. The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund may also invest in securities of companies with market capitalizations below the range of market capitalizations of companies included in the S&P 500 Index. The fund may also invest up to 25% of its total assets in foreign securities. For risk management or cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

          The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell
     (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the fund to own the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options for hedging purposes, i.e., to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may deposit with the broker, or segregate, up to 25% of its net assets in connection with short sales. The fund may also borrow money to purchase securities, a practice known as "leveraging".

          The portfolio managers focus on companies that they believe trade below their intrinsic value, based on standard industry measurements and other subjective measurements considered appropriate by the portfolio managers from time to time.

          The portfolio managers may invest in securities that may increase in value as the result of a catalyst such as a new product launch, a restructuring, a management change, or a divestiture of a portion of a company. The portfolio managers may sell the security once they believe that the catalyst has caused the intrinsic value of the security to be realized or they believe that the company may not realize its full market value in the form of increased equity values.

          The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical companies, (2) established companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this market value in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories. The portfolio managers may sell securities short for various reasons, including the reasons listed above for selling securities in the fund's portfolio.

          The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

          In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

          A larger position in cash or cash equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

          The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay."

The following paragraph is added as the next to the last paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the
Prospectus:

          "To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective."


The following replaces in its entirety the information appearing under the heading "PERFORMANCE TABLE" on Page 4 of the Prospectus:

     "The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended                                                                      SINCE              INCEPTION
December 31, 2003)                                                        1 YEAR          INCEPTION               DATE
----------------------                                                 ------------      ------------         ------------

Class A                                                                                                           12/30/99
  Return Before Taxes                                                         14.66%            (4.98)%
  Return After Taxes on Distributions                                         14.66             (5.20)
  Return After Taxes on Distributions and Sale of Fund Shares                  9.53             (4.26)
Class B                                                                                                           03/31/00
  Return Before Taxes                                                         15.56            (11.34)
Class C                                                                                                           03/31/00
  Return Before Taxes                                                         19.56            (10.64)
                                                                       ------------      ------------         ------------

Standard & Poor's 500 Index(1)                                                28.67             (5.34)(4)         12/31/99(4)
Lipper Large-Cap Value Fund Index(2)                                          28.00             (1.06)(4)         12/31/99(4)
Lipper Large-Cap Growth Fund Index(3)                                         26.96            (13.57)(4)         12/31/99(4)
                                                                       ------------      ------------         ------------

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

     (1) The Standard & Poor's 500 Index measures performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Large-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.

     (2) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 Index. In conjunction with the November 30, 2004 transfer of management to the current team and the change in the fund's investment style from growth to value, the fund has elected to use the Lipper Large-Cap Value Fund Index to represent its peer group rather than the Lipper Large-Cap Growth Fund Index. The Lipper Large-Cap Value Fund Index more closely reflects the performance of the types of securities in which the fund invests.

     (3) The Lipper Large-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

     (4) The average annual total return given is since the month end closest to the inception date of the fund class with the longest performance history."


The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 6 of the Prospectus:

     "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are:

     Roger J. Mortimer (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

     Glen Hilton, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2002. From 2001 to 2002, he was a portfolio manager and senior analyst for Montgomery Asset Management, and from 1997 to 2001 he was an analyst for the same company.

          More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."


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